Trade and other payables - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Trade payables	$ 26,002	$ 15,686
Invoices not yet received	18,375	11,765
Accrued employee benefit costs	7,288	7,778
Share-based compensation - Cash settled payable	807	273
Trade Deposits	710	649
Sundry accruals	4,778	8,156
Trade and Other Payables	57,960	44,307
Current	57,954	44,301
Non-current	$ 6	$ 6